Document and Entity Information	Oct. 11, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819989
Document Type	8-K
Document Period End Date	Oct. 11, 2021
Entity Registrant Name	CIPHER MINING INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39625
Entity Tax Identification Number	85-1614529
Entity Address, Address Line One	222 Purchase Street
Entity Address, Address Line Two	Suite #290
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	(914)
Local Phone Number	370-8006
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	CIFR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	CIFRW
Security Exchange Name	NASDAQ